Annual Fund Operating Expenses	Dec. 31, 2025
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.09%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.83%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.83%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[1]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.77%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.80%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Growth Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%	[1]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.12%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.05%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.81%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.78%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.68%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.72%
American Beacon Man Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Man Large Cap Value Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.04%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%	[3]
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.18%)	[4]
Net Expenses (as a percentage of Assets)	1.20%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%	[3]
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	1.94%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[3]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	0.95%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[3]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	0.88%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[3]
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	0.89%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Mid-Cap Growth Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%	[3]
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.08%)	[4]
Net Expenses (as a percentage of Assets)	1.15%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%	[5]
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.23%)	[6]
Net Expenses (as a percentage of Assets)	1.28%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	2.17%
Fee Waiver or Reimbursement	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	2.06%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.09%)	[6]
Net Expenses (as a percentage of Assets)	1.05%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.09%)	[6]
Net Expenses (as a percentage of Assets)	0.96%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.09%)	[6]
Net Expenses (as a percentage of Assets)	0.99%
American Beacon Stephens Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon Stephens Small Cap Growth Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.11%)	[6]
Net Expenses (as a percentage of Assets)	1.27%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.56%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.18%	[7]
Fee Waiver or Reimbursement	(0.24%)	[8]
Net Expenses (as a percentage of Assets)	1.94%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.52%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.89%	[7]
Fee Waiver or Reimbursement	(0.24%)	[8]
Net Expenses (as a percentage of Assets)	2.65%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.91%	[7]
Fee Waiver or Reimbursement	(0.24%)	[8]
Net Expenses (as a percentage of Assets)	1.67%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.81%	[7]
Fee Waiver or Reimbursement	(0.25%)	[8]
Net Expenses (as a percentage of Assets)	1.56%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL Managed Futures Strategy Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.80%	[9]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.17%	[7]
Fee Waiver or Reimbursement	(0.24%)	[8]
Net Expenses (as a percentage of Assets)	1.93%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.53%	[10]
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.24%)	[11]
Net Expenses (as a percentage of Assets)	1.44%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	2.29%
Fee Waiver or Reimbursement	0.00%	[11]
Net Expenses (as a percentage of Assets)	2.29%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | Y Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	0.00%	[11]
Net Expenses (as a percentage of Assets)	1.28%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | R5 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.17%)	[11]
Net Expenses (as a percentage of Assets)	1.04%
American Beacon AHL Funds - Classes A, C, Y, R6, R5 and Investor | American Beacon AHL TargetRisk Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.72%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	0.00%	[11]
Net Expenses (as a percentage of Assets)	1.62%

[1]
2	During the fiscal year ended December 31, 2025, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed under a contractual fee waiver/expense reimbursement agreement for the Fund’s A Class, C Class, Y Class, R6 Class, R5 Class, and Investor Class shares in the amount of 0.05% for the A Class, 0.04% for the C Class, 0.03% for the Y Class, 0.05% for the R6 Class, 0.04% for the R5 Class, and 0.05% for the Investor Class shares.

[2]
3	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R6 Class, R5 Class and Investor Class shares, as applicable, through April 30, 2027, to the extent that Total Annual Fund Operating Expenses exceed 1.09% for the A Class, 1.83% for the C Class, 0.83% for the Y Class, 0.77% for the R6 Class, 0.80% for the R5 Class, and 1.12% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[3]
2	During the fiscal year ended December 31, 2025, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed under a contractual fee waiver/expense reimbursement agreement for the Fund’s A Class and R6 Class shares in the amount of 0.03% for the A Class shares and 0.01% for the R6 Class shares.

[4]
3	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R6 Class, R5 Class and Investor Class shares, as applicable, through April 30, 2027, to the extent that Total Annual Fund Operating Expenses exceed 1.20% for the A Class, 1.94% for the C Class, 0.95% for the Y Class, 0.88% for the R6 Class, 0.89% for the R5 Class, and 1.15% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[5]
2	During the fiscal year ended December 31, 2025, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed by the Manager under a contractual fee waiver/expense reimbursement agreement for the Fund’s A Class shares in the amount of 0.02%.

[6]
3	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R6 Class, R5 Class and Investor Class shares, as applicable, through April 30, 2027, to the extent that Total Annual Fund Operating Expenses exceed 1.28% for the A Class, 2.06% for the C Class, 1.05% for the Y Class, 0.96% for the R6 Class, 0.99% for the R5 Class, and 1.27% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (the “Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[7]
3	The table above has been restated to reflect Acquired Fund Fees and Expenses that are expected to occur during the current fiscal year.

[8]
4	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class, C Class, Y Class, R5 Class, and Investor Class shares, as applicable, through April 30, 2027, to the extent that Total Annual Fund Operating Expenses exceed 1.92% for the A Class, 2.63% for the C Class, 1.65% for the Y Class, 1.54% for the R5 Class, and 1.91% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). In addition, the sub-advisor has contractually agreed to waive 0.60% of its investment advisory fee through April 30, 2027 on the portion of the Fund that is invested in the American Beacon AHL Trend ETF. The contractual expense reimbursement and fee waiver by the Manager and the contractual fee waiver by the sub-advisor can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees (“Board”). The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

[9]
2	During the fiscal year ended December 31, 2025, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed by the Manager under a contractual fee waiver/expense reimbursement agreement for the Fund’s Investor Class shares in the amount of 0.02%.

[10]
2	During the fiscal year ended December 31, 2025, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed by the Manager under a contractual fee waiver/expense reimbursement agreement for the Fund’s A Class shares in the amount of 0.02%.

[11]
3	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s A Class and R5 Class shares, through April 30, 2027, to the extent that Total Annual Fund Operating Expenses exceed 1.44% for the A Class shares and 1.04% for the R5 Class shares (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). The contractual expense reimbursement can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. The Manager will itself waive fees and/or reimburse expenses of the Fund to maintain the contractual expense ratio caps for each applicable class of shares or make arrangements with other service providers to do so. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.